Shareholders' Equity (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Shares of preferred stock authorized	10,000,000
Preferred stock without par value (in dollars per share)	$ 0
Common stock par value (in dollars per share)	$ 1.667
Shares of common stock authorized	600,000,000
Per share cash dividends paid (in dollars per share)	$ 2.34	$ 2.26	$ 2.18